Note 6 - Property and Equipment, Net (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation	$ 8,000	$ 40,000	$ 28,000	$ 120,000	$ 150,000	$ 193,000